Foreign Activities (Analysis Of Certain Asset And Liability Accounts Related To Foreign Activities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012	Mar. 31, 2011
Foreign Activities Disclosure [Line Items]
Cash and due from banks	¥ 3,689,228		¥ 3,619,253		¥ 3,230,409	¥ 3,230,804
Interest-earning deposits in other banks	20,500,676		8,111,887
Trading account assets, Trading securities	40,646,275		40,826,384
Investment securities	55,330,251		61,865,185
Loans-net of unearned income, unamortized premiums and deferred loan fees	110,276,411	[1]	98,590,229	[1]
Deposits	162,517,786		148,209,739
Funds borrowed:
Call money, funds purchased	3,417,455		4,010,582
Payables under repurchase agreements	21,268,072		15,700,394
Payables under securities lending transactions	5,520,718		3,992,950
Other short-term borrowings	11,106,071		11,608,598
Long-term debt	14,498,678		12,182,358
Trading account liabilities	11,981,978		14,969,482
Foreign [Member]
Foreign Activities Disclosure [Line Items]
Cash and due from banks	804,617		676,833
Interest-earning deposits in other banks	9,020,949		3,830,923
Cash and due from banks with Interest-earning deposits in other banks, Total	9,825,566		4,507,756
Trading account assets, Trading securities	28,319,251		28,450,804
Investment securities	4,749,265		6,960,616
Loans-net of unearned income, unamortized premiums and deferred loan fees	39,763,643		29,174,592
Deposits	40,648,813		29,317,297
Funds borrowed:
Call money, funds purchased	201,606		254,796
Payables under repurchase agreements	8,995,939		6,857,970
Payables under securities lending transactions	96,202		77,428
Other short-term borrowings	3,698,004		2,531,308
Long-term debt	3,376,761		2,847,585
Total	16,368,512		12,569,087
Trading account liabilities	¥ 5,876,702		¥ 7,012,658

[1]	The above table includes loans held for sale of ¥35,261 million and ¥46,635 million at March 31, 2013 and 2014, respectively, which are carried at the lower of cost or estimated fair value.